As filed with the Securities and Exchange Commission
                               on November 9, 1998
                       Registration No. 33-70988; 811-8118

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Post-Effective Amendment No. 8  [X]

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 10     [X]
                        (Check appropriate box or boxes)
                             ------------------------

                              LIFE & ANNUITY TRUST
         (Exact Name of Registrant as specified in Certificate of Trust)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                            --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[   ]  Immediately upon filing                [X]    on December 9, 1998,
       pursuant to Rule 485(b), or                   pursuant to Rule 485(b)

[   ]  60 Days after filing pursuant          [ ]    on _________ pursuant
       to Rule 485(a)(1), or                         to Rule 485(a)(1)

[   ]  75 days after filing pursuant          [  ]   on _________ pursuant
       to Rule 485(a)(2), or                         to Rule 485(a)(2)

If appropriate, check the following box:

[X} This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 8 to the Registration Statement of Life & Annuity Trust (the "Trust") hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, which was filed on August 26, 1998. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 7 until December 9, 1998.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 9th day of November, 1998.


                                                    LIFE & ANNUITY TRUST


                                               By /s/ Richard H. Blank, Jr.
                                                  (Richard H. Blank, Jr.)
                                                  Secretary and Treasurer
                                                  (Principal Financial Officer)

              Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

      Signature                                   Title                                          Date

                     *                            Trustee, Chairman and President
      (R. Greg Feltus)                            (Principal Executive Officer)

      /s/ Richard H. Blank, Jr.                   Secretary and Treasurer                        11/9/98
      (Richard H. Blank, Jr.)                     (Principal Financial Officer)

                     *                            Trustee
      (Jack S. Euphrat)

                     *                            Trustee
      (Thomas S. Goho)

                     *                            Trustee
      (Peter G. Gordon)

                     *                            Trustee
      (Joseph N. Hankin)

                     *                            Trustee
      (W. Rodney Hughes)

                     *                            Trustee
      (J. Tucker Morse)

*By:  /s/ Richard H. Blank, Jr.
       Richard H. Blank, Jr.
       As Attorney-in-Fact
       November 9, 1998